1. GENERAL CONSIDERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
General Considerations Tables Abstract
Majority shareholders
Company	No. of shares	Ownership %
Inversiones Totihue S.A.	87,615,431	11.73%
Rentas Santa Bárbara S.A.	85,274,628	11.42%
Banco de Chile Cta. de terceros	67,817,908	9.08%
AFP Habitat Fdo. Pensiones	43,983,461	5.89%
Itaú Corpbanca Cta. Inversionistas Ext.	33,479,746	4.48%
Inversiones Quivolgo S.A.	32,748,071	4.38%
Fundacíón Cultural Nacional	25,954,278	3.47%
Larraín Vial C. De Bolsa	25,213,091	3.38%
Inversiones GDF Ltda.	24,000,000	3.21%
Agroforestal e Inversiones Maihue Ltda.	22,337,075	2.99%
Constructora Santa Marta Ltda.	22,293,321	2.98%
Banco Santander Cta. Terceros	19,900,712	2.66%
Total	490,617,722	65.67%

Detail of Companys permanent personnel
	Parent	Subsidiaries in Chile	Subsidiaries abroad	Consolidated
Managers, deputy managers and main executives	98	22	74	194
Professionals and technicians	616	132	259	1,007
Other employees, sellers and administrative staff	1,059	394	512	1,965
Total	1,773	548	845	3,166